UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)		Common Stock	Additional paid in capital	Other comprehensive income	(Deficit) accumulated during exploratory stage	Total
Balance, Value at Jan. 31, 2006		$ 0	$ 0	$ 0	$ 0	$ 0
Balance, Shares at Jan. 31, 2006		0
Issuance of shares for seed capital, Value		4,417			(4,317)	100
Issuance of shares for seed capital, Shares		44,169,231
Cumulative translation gain (loss)				25		25
Net Income (Loss)					(262)	(262)
Balance, Value at Dec. 31, 2009		4,417		25	(4,579)	(137)
Balance, Shares at Dec. 31, 2009		44,169,231
Cumulative translation gain (loss)				209		209
Net Income (Loss)					(8,527)	(8,527)
Balance, Value at Dec. 31, 2010		4,417		234	(13,106)	(8,455)
Balance, Shares at Dec. 31, 2010		44,169,231
Cumulative translation gain (loss)				295		295
Net Income (Loss)					(18,620)	(18,620)
Balance, Value at Dec. 31, 2011		4,417		529	(31,726)	26,780
Balance, Shares at Dec. 31, 2011		44,169,231
Cumulative translation gain (loss)				(1,324)		(1,324)
Net Income (Loss)				(169,061)	(169,061)	(169,061)
Balance, Value at Dec. 31, 2012		4,417		(795)	(200,787)	(197,164)
Balance, Shares at Dec. 31, 2012		44,169,231
Cumulative translation gain (loss)						4,475
Effect of reverse acquisition, Value	[1]	660			(9,180)	(8,520)
Effect of reverse acquisition, Shares	[1]	6,600,000
Capital contribution			6,041			6,041
Foreign currency translation gain (loss)				4,475		4,475
Net Income (Loss)					(35,350)	(35,350)
Balance, Value at Mar. 31, 2013		$ 5,077	$ 6,041	$ 3,780	$ (245,317)	$ (230,519)
Balance, Shares at Mar. 31, 2013		50,769,231

[1]	February 11, 2013.